Segment Reporting Segment Adjusted EBITDA (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Segment Reporting Information [Line Items]
Depreciation and amortization (excluding integration and restructuring expenses)	$ (985)	$ (919)	$ (907)
Integration and restructuring expenses	(102)	(297)	(583)
Deal costs	(19)	(23)	0
Unrealized gains/(losses) on commodity hedges	57	(21)	(19)
Impairment losses	(1,899)	(15,936)	(49)
Equity award compensation expense (excluding integration and restructuring expenses)	(46)	(33)	(49)
Operating income/(loss)	3,070	(10,205)	6,057
Interest expense	1,361	1,284	1,234
Other expense/(income)	(952)	(168)	(627)
Income/(loss) before income taxes	2,661	(11,321)	5,450
United States
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA	4,829	5,242	5,898
International
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA	1,004	1,335	1,238
Canada
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA	487	608	636
General corporate expenses
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA	$ (256)	$ (161)	$ (108)